UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment [  ]; Amendment Number:  _______

This Amendment (Check only one):

[  ]  is a restatement.
[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Federated Global Investment Management Corp.

Address:  450 Lexington Avenue, Ste 3700
                New York, NY  10017-3943


Form 13F File Number:  28-04379

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it; that all information contained herein is true, correct and complete; and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David J. Brennen
Title:  Compliance Officer
Phone:  (412) 288-8095

Signature, Place, and Date of Signing:
/s/David J. Brennen        Pittsburgh, PA                     August 13, 2009



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Report Type (Check only one):

[  ] 13F HOLDING REPORT.

[ X ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number:  28-04375

Name:  Federated Investors, Inc.